UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3418

CALVERT CASH RESERVES

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: September 30

Date of reporting period: Third quarter ended June 30, 2012

Item 1. Schedule of Investments.

CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2012

CORPORATE BONDS - 1.4%	PRINCIPAL AMOUNT	VALUE
General Electric Capital Corp., 5.45%, 1/15/13	$2,000,000	$2,052,441

Total Corporate Bonds (Cost $2,052,441)		2,052,441

MUNICIPAL OBLIGATIONS - 0.9%
Washington County Pennsylvania Hospital Authority Revenue Bonds, 0.45%, 7/1/37 (mandatory put, 7/1/13 @ 100) (r)	1,300,000	1,300,000

Total Municipal Obligations (Cost $1,300,000)		1,300,000

VARIABLE RATE DEMAND NOTES - 83.7%
2880 Stevens Creek LLC, 0.60%, 11/1/33, LOC: Bank of the West (r)	970,000	970,000
Albany New York IDA Civic Facilities Revenue, 1.00%, 5/1/27, LOC: Bank of America (r)	445,000	445,000
Allen County Ohio Hospital Facilities Revenue, 0.14%, 6/1/34, LOC: Union Bank (r)	5,000,000	5,000,000
Bayfront Regional Development Corp., 0.20%, 11/1/27, LOC: PNC Bank (r)	290,000	290,000
Birmingham Alabama Industrial Development Board Revenue, 0.24%, 5/1/29, LOC: Renasant Bank, C/LOC: FHLB (r)	2,630,000	2,630,000
Bochasanwasi Shree Akshar Purushottam Swaminarayan Sanstha, Inc., 0.26%, 6/1/22, LOC: Comerica Bank (r)	625,000	625,000
Caddo Parish Industrial Development Board, Inc. Revenue, 1.15%, 2/1/33, LOC: Iberia Bank, C/LOC: FHLB (r)	2,305,000	2,305,000
California HFA Revenue, 0.16%, 8/1/33, CEI: Fannie Mae & Freddie Mac (r)	452,000	452,000
California Statewide Communities Development Authority MFH Revenue:
0.30%, 8/1/32, LOC: U.S. Bank (r)	370,000	370,000
0.18%, 10/15/34, CEI: Fannie Mae (r)	2,300,000	2,300,000
Cassia County Industrial Development Corp. Revenue, 0.38%, 8/1/26, LOC: RaboBank Group, C/LOC: RaboBank (r)	4,000,000	4,000,000
CIDC-Hudson House LLC New York Revenue, 0.60%, 12/1/34, LOC: Hudson River Bank & Trust, C/LOC: FHLB (r)	1,385,000	1,385,000
Collier County Florida HFA MFH Revenue, 0.22%, 7/15/34, CEI: Fannie Mae (r)	850,000	850,000
Colorado HFA Revenue, 0.17%, 10/15/16, CEI: Fannie Mae (r)	250,000	250,000
Congress/Commons LLC, 0.34%, 12/1/50, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	4,165,000	4,165,000
District of Columbia HFA MFH Revenue, 0.20%, 11/1/38, CEI: Freddie Mac (r)	210,000	210,000
District of Columbia Revenue:
0.15%, 4/1/38, LOC: PNC Bank (r)	1,500,000	1,500,000
0.20%, 4/1/38, LOC: PNC Bank (r)	1,020,000	1,020,000
Florida Housing Finance Corp. MFH Revenue, 0.18%, 10/15/32, CEI: Fannie Mae (r)	300,000	300,000
Franklin County Ohio Health Care Revenue, 0.16%, 11/1/34, LOC: PNC Bank (r)	385,000	385,000
Haskell Capital Partners Ltd., 0.23%, 9/1/20, LOC: Branch Bank & Trust (r)	510,000	510,000
Hayward California MFH Revenue, 0.17%, 5/1/38, CEI: Freddie Mac (r)	1,010,000	1,010,000
Illinois Development Finance Authority Revenue, 0.19%, 6/1/19, LOC: Northern Trust Co. (r)	1,280,000	1,280,000
Illinois Toll Highway Authority Revenue, 0.18%, 7/1/30, LOC: Northern Trust Co. (r)	2,500,000	2,500,000
Kenner Theatres LLC, 0.34%, 2/1/42, LOC: First NBC Bank, C/LOC: FHLB (r)	2,500,000	2,500,000
Lake Martin Area Alabama IDA Revenue, 0.30%, 11/1/31, LOC: Comerica Bank (r)	1,920,000	1,920,000
Massachusetts Development Finance Agency Revenue:
0.23%, 9/1/16, LOC: TD Bank (r)	3,800,000	3,800,000
0.40%, 9/1/34, LOC: Signature Bank, C/LOC: U.S. Bank (r)	1,750,000	1,750,000
Massachusetts Health & Educational Facilities Authority Revenue, 0.23%, 7/1/39, LOC: RBS Citizens, C/LOC: FHLB (r)	3,640,000	3,640,000
Michigan Strategic Fund LO Revenue, 0.60%, 9/1/22, LOC: Bank of America (r)	8,100,000	8,100,000
Mississippi Business Finance Corp. Revenue:
0.17%, 3/1/17, LOC: PNC Bank (r)	1,400,000	1,400,000
0.27%, 4/1/37, LOC: Wells Fargo Bank (r)	2,195,000	2,195,000
Montgomery County Pennsylvania Redevelopment Authority MFH Revenue:
Forge Gate Apts. Project, 0.25%, 8/15/31, CEI: Fannie Mae (r)	800,000	800,000
Kingswood Apts. Project, 0.23%, 8/15/31, CEI: Fannie Mae (r)	1,820,000	1,820,000
Morehead Kentucky League of Cities Funding Trust Lease Program Revenue, 0.17%, 6/1/34, LOC: U.S. Bank (r)	351,000	351,000
Ness Family Partners LP, 0.65%, 9/1/34, LOC: Bank of the West (r)	5,095,000	5,095,000
New Britain Connecticut GO Revenue, 0.32%, 2/1/26, LOC: JP Morgan Chase Bank (r)	800,000	800,000
New Hampshire Business Finance Authority Revenue, 0.18%, 10/1/37, LOC: TD Bank (r)	980,000	980,000
New York City Housing Development Corp. MFH Revenue:
0.18%, 11/15/37, CEI: Fannie Mae (r)	150,000	150,000
0.17%, 1/1/40, CEI: Freddie Mac (r)	800,000	800,000
New York State HFA Revenue:
0.18%, 11/15/29, CA: Fannie Mae (r)	800,000	800,000
0.18%, 5/15/33, CEI: Fannie Mae (r)	100,000	100,000
0.17%, 5/15/36, CEI: Fannie Mae (r)	2,100,000	2,100,000
0.19%, 5/15/37, CEI: Fannie Mae (r)	600,000	600,000
0.17%, 11/15/38, CEI: Fannie Mae (r)	1,150,000	1,150,000
New York State MMC Corp. Revenue, 0.60%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,255,000	2,255,000
Orange County Florida HFA MFH Revenue:
0.27%, 10/15/32, CEI: Fannie Mae (r)	170,000	170,000
0.26%, 8/15/35, CEI: Fannie Mae (r)	940,000	940,000
Overseas Private Investment Corp.:
0.22%, 5/15/30, GA: U.S. Government (r)	4,000,000	4,000,000
0.07%, 6/15/31, GA: US Government (r)	1,948,718	1,948,718
Palm Beach County Florida Revenue, 0.21%, 1/1/34, LOC: TD Bank (r)	1,695,000	1,695,000
Prevea Clinic, Inc., 0.25%, 12/1/34, LOC: Wells Fargo Bank (r)	3,710,000	3,710,000
Rathbone LLC, 0.29%, 1/1/38, LOC: Comerica Bank (r)	2,000,000	2,000,000
Rhode Island Student Loan Authority Revenue, 0.18%, 6/1/48, LOC: State Street Bank & Trust (r)	2,300,000	2,300,000
Rural Electric Cooperative Grantor Trust Certificates, 0.29%, 12/18/17, BPA: JPMorgan Chase Bank (r)	13,305,000	13,305,000
SunAmerica Trust Revenue, 0.60%, 7/1/41, CEI: Freddie Mac (r)	344,000	344,000
Tuscaloosa County Alabama IDA Gulf Opportunity Zone Revenue:
0.25%, 3/1/27, LOC: JPMorgan Chase Bank (r)	1,300,000	1,300,000
0.20%, 4/1/28, LOC: Bank of Nova Scotia (r)	200,000	200,000
Upper Illinois River Valley Development Authority Revenue, 0.33%, 1/1/38, LOC: First Chicago Bank & Trust, C/LOC: FHLB (r)	4,000,000	4,000,000
Utah Housing Corp. Single Family Revenue, 0.18%, 7/1/36, CEI: Fannie Mae & Freddie Mac (r)	482,000	482,000
Virginia Commonwealth University Health System Authority Revenue, 0.17%, 7/1/37, LOC: Branch Bank & Trust (r)	2,000,000	2,000,000
Warren County Kentucky IDA Revenue, 0.33%, 12/1/18, LOC: U.S. Bank (r)	3,000,000	3,000,000
Washington MFH Finance Commission Revenue, 0.25%, 5/15/35, CEI: Fannie Mae (r)	545,000	545,000
Wausau Wisconsin Community Development Authority Revenue, 0.55%, 11/1/38, LOC: JPMorgan Chase Bank (r)	1,485,000	1,485,000
Wisconsin Health & Educational Facilities Authority Revenue, 0.17%, 4/1/35, LOC: U.S. Bank (r)	1,975,000	1,975,000

Total Variable Rate Demand Notes (Cost $123,257,718)		123,257,718

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.7%
Federal Home Loan Bank, 0.27%, 5/21/13	2,000,000	2,000,000
Federal Home Loan Bank Discount Notes, 0.23%, 8/3/12	2,000,000	1,999,578

Total U.S. Government Agencies and Instrumentalities (Cost $3,999,578)		3,999,578

U.S. TREASURY - 12.3%
United States Treasury Notes:
0.375%, 8/31/12	4,000,000	4,001,527
0.375%, 10/31/12	2,000,000	2,001,361
0.625%, 1/31/13	3,000,000	3,008,449
1.375%, 2/15/13	2,000,000	2,015,388
0.625%, 2/28/13	2,000,000	2,006,254
1.375%, 3/15/13	2,000,000	2,016,437
0.625%, 4/30/13	3,000,000	3,010,476

Total U.S. Treasury (Cost $18,059,892)		18,059,892

TIME DEPOSIT - 0.1%
State Street Bank Time Deposit, 0.128%, 7/2/12	111,170	111,170

Total Time Deposit (Cost $111,170)		111,170

TOTAL INVESTMENTS (Cost $148,780,799) - 101.1%		148,780,799
Other assets and liabilities, net - (1.1%)		(1,615,228)
NET ASSETS - 100%		$147,165,571

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Explanation of Guarantees:
BPA: Bond Purchase Agreement
C/LOC: Confirming Letter of Credit
CA: Collateral Agreement
CEI: Credit Enhancement Instrument
GA: Guaranty Agreement
LOC: Letter of Credit

Abbreviations:
FHLB: Federal Home Loan Bank
GO: General Obligation
HFA: Housing Finance Agency/Authority
IDA: Industrial Development Agency/Authority
LLC: Limited Liability Corporation
LO: Limited Obligation
LP: Limited Partnership
MFH: Multi-Family Housing

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

Note A — Significant Accounting Policies

General: Calvert Institutional Prime Fund (“the Fund”), the sole series of Calvert Cash Reserves, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers shares of beneficial interest to the public with no sales charge.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities are valued at amortized cost which approximates fair value, in accordance with Rule 2a-7 of the Investment Company Act of 1940.

The Board of Trustees (the "Board") has adopted Valuation Procedures (the “Procedures”) to determine the fair value of securities and other financial instruments for which market prices are not readily available or which may not be reliably priced.   The Board has delegated the day-to-day responsibility for determining the fair value of assets to Calvert Investment Management, Inc. (the “Advisor” or “Calvert”) and has provided these Procedures to govern Calvert in its valuation duties.

Calvert has chartered an internal Valuation Committee to oversee the implementation of these Procedures and to assist it in carrying out the valuation responsibilities that the Board has delegated.

The Valuation Committee meets on a regular basis to review illiquid securities and other investments which may not have readily available market prices.   The Valuation Committee's fair valuation determinations are subject to review, approval and ratification by the Fund's Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Valuation Committee utilizes various methods to measure the fair value of the Fund’s investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, money market securities are valued using amortized cost, in accordance with Rule 2a-7 under the Investment Company Act of 1940.  Generally, if the credit quality is sufficient, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.

If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Advisor, the market value does not constitute a readily available market quotation, or, if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by the Valuation Committee.

The Valuation Committee considers a number of factors, including significant unobservable valuation inputs when arriving at fair value. It considers all relevant facts that are reasonably available, through either public information or information available to the Advisor's portfolio management team, when determining the fair value of a security.

The Valuation Committee primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment.  When more appropriate, the fund may employ an income-based or cost approach.  An income-based valuation approach discounts anticipated future cash flows of the investment to calculate a present amount (discounted).  The measurement is based on the value indicated by current market expectations about those future amounts.  Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments.  A cost based approach is based on the amount that currently would be required to replace the service capacity of an asset (current replacement cost).  From the seller’s perspective, the price that would be received for the asset is determined based on the cost to a buyer to acquire or construct a substitute asset of comparable utility, adjusted for obsolescence.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.  The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis and reviews of any related market activity.

At June 30, 2012, no securities were fair valued in good faith under the direction of the Board.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2012:

	Valuation Inputs
Investments in Securities*	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$22,059,470	-	$22,059,470
Corporate debt	-	2,052,441	-	2,052,441
Municipal obligations	-	1,300,000	-	1,300,000
Variable rate demand notes	-	123,257,718	-	123,257,718
Other debt obligations	-	111,170	-	111,170
TOTAL	-	$148,780,799	-	$148,780,799

* For a complete listing of investments, please refer to the Schedule of Investments.

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Fund on ex-dividend date. Dividends from net investment income are accrued daily and paid monthly. Distributions from net realized capital gains, if any, are paid annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Fund has an arrangement with its custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Fund’s cash on deposit with the bank. These credits are used to reduce the Fund’s expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

Note C — Tax Information

Capital Loss Carryforwards

Expiration Date
30-Sep-12	($5,583)
30-Sep-18	(84,607)

Capital losses may be utilized to offset future capital gains until expiration.  Under the Regulated Investment Company Modernization Act of 2010, capital losses incurred in taxable years beginning after December 22, 2010 can be carried forward for an unlimited period.  These losses will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

As of June 30, 2012, the federal income tax cost of investments was $148,780,799.

Item 2. Controls and Procedures.

(a)        The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

            Filed herewith.

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT CASH RESERVES

By:       /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

            /s/ Barbara J. Krumsiek
            Barbara J. Krumsiek
            President -- Principal Executive Officer

Date:    August 28, 2012

            /s/ Ronald M. Wolfsheimer
            Ronald M. Wolfsheimer
            Treasurer -- Principal Financial Officer

Date:    August 28, 2012